UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08236

                             Northern Funds

(Exact name of registrant as specified in charter)

50 South LaSalle Street

                             Chicago, IL 60603

(Address of principal executive offices) (Zip code)

Lloyd A. Wennlund, President

Northern Funds

50 South LaSalle Street

                            Chicago, IL 60603

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 557-2790

Date of fiscal year end: November 30

Date of reporting period: February 28, 2013

Item 1. Schedule of Investments.

The schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), for Core Bond Fund, Short Bond Fund and U.S. Treasury Index Fund, each a series of Northern Funds, is as follows:

SCHEDULE OF INVESTMENTS

CORE BOND FUND(A)	FEBRUARY 28, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET - BACKED SECURITIES - 7.7%
Automobile - 0.3%
Nissan Auto Receivables Owner Trust, Series 2012-A, Class A3,
0.73%, 5/16/16	$260	$261

Commercial Mortgage-Backed Securities - 7.4%
Banc of America Commercial Mortgage Trust, Series 2006-5, Class A2,
5.32%, 9/10/47	513	513
Banc of America Commercial Mortgage Trust, Series 2006-5, Class A4,
5.41%, 9/10/47	350	394
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2004-5, Class A4,
4.94%, 11/10/41	452	476
Bear Stearns Commercial Mortgage Securities Trust, Series 2004-PWR3, Class A4,
4.72%, 2/11/41	550	561
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PW10, Class A4,
5.41%, 12/11/40	500	552
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW12, Class A3,
5.70%, 9/11/38	94	94
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T24, Class A4,
5.54%, 10/12/41	490	559
CD Mortgage Trust, Series 2006-CD3, Class A5,
5.62%, 10/15/48	490	554
JPMCC Commercial Mortgage Pass-Through Certificates, Series 2005-LDP1, Class A2,
4.63%, 3/15/46	92	93
LB-UBS Commercial Mortgage Trust, Series 2003-C3, Class A4,
4.17%, 5/15/32	3	3
LB-UBS Commercial Mortgage Trust, Series 2003-C8, Class A4,
5.12%, 11/15/32	300	304
LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class A2,
5.08%, 2/15/31	7	7
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A2,
5.26%, 9/15/39	5	5
Merrill Lynch Mortgage Trust, Series 2006-C2, Class A4,
5.74%, 8/12/43	465	530
Morgan Stanley Capital I Trust, Series 2006-HQ9, Class A4,
5.73%, 7/12/44	370	419
Morgan Stanley Capital I Trust, Series 2006-T21, Class A4,
5.16%, 10/12/52	65	72
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4,
5.31%, 11/15/48	600	679

		5,815

Total Asset-Backed Securities (Cost $6,041)		6,076

CORPORATE BONDS - 32.7%
Agriculture - 1.6%
Altria Group, Inc.,
10.20%, 2/6/39	205	348
4.25%, 8/9/42	120	115
Bunge Ltd. Finance Corp.,
4.10%, 3/15/16	125	134
8.50%, 6/15/19	205	266
Lorillard Tobacco Co.,
8.13%, 6/23/19	285	364

		1,227

Auto Manufacturers - 0.5%
Ford Motor Co.,
7.45%, 7/16/31	65	83
4.75%, 1/15/43	220	209
Nissan Motor Acceptance Corp.,
4.50%, 1/30/15(1) (2)	120	128

		420

Auto Parts & Equipment - 0.4%
BorgWarner, Inc.,
4.63%, 9/15/20	240	262
Johnson Controls, Inc.,
1.75%, 3/1/14	90	91

		353

Banks - 5.3%
Bank of America Corp.,
3.75%, 7/12/16	75	80

(A)	Formerly the Core Bond Portfolio of the Northern Institutional Funds.

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND(A) continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 32.7% continued
Banks - 5.3% continued
3.88%, 3/22/17	$120	$129
6.00%, 9/1/17	170	197
2.00%, 1/11/18	105	105
5.70%, 1/24/22	145	172
3.30%, 1/11/23	80	80
Capital One Financial Corp.,
2.15%, 3/23/15	85	87
Citigroup, Inc.,
2.65%, 3/2/15	135	139
1.25%, 1/15/16	65	65
4.45%, 1/10/17	130	144
6.00%, 8/15/17	100	117
4.05%, 7/30/22	110	114
Discover Bank,
2.00%, 2/21/18	125	125
Goldman Sachs Group (The), Inc.,
3.30%, 5/3/15	70	73
3.63%, 2/7/16	60	64
5.63%, 1/15/17	145	163
2.38%, 1/22/18	90	91
5.75%, 1/24/22	140	164
3.63%, 1/22/23	60	61
6.75%, 10/1/37	135	153
6.25%, 2/1/41	90	109
HSBC USA, Inc.,
2.38%, 2/13/15	125	129
1.63%, 1/16/18	95	95
JPMorgan Chase & Co.,
3.15%, 7/5/16	275	291
7.90%, 4/30/18	135	156
4.50%, 1/24/22	175	195
Morgan Stanley,
4.00%, 7/24/15	175	185
3.45%, 11/2/15	105	109
4.75%, 3/22/17	120	133
3.75%, 2/25/23	85	86
6.38%, 7/24/42	160	195
Wells Fargo & Co.,
7.98%, 3/15/18	135	156

		4,162

Beverages - 0.3%
SABMiller Holdings, Inc.,
1.85%, 1/15/15(2)	225	229

Biotechnology - 0.7%
Celgene Corp.,
3.25%, 8/15/22	40	40
Genzyme Corp.,
3.63%, 6/15/15	110	117
Gilead Sciences, Inc.,
3.05%, 12/1/16	160	172
Life Technologies Corp.,
5.00%, 1/15/21	225	242

		571

Chemicals - 0.9%
Airgas, Inc.,
1.65%, 2/15/18	140	140
Cabot Corp.,
2.55%, 1/15/18	110	113
Eastman Chemical Co.,
2.40%, 6/1/17	150	156
Ecolab, Inc.,
1.45%, 12/8/17	110	110
Sherwin-Williams (The) Co.,
1.35%, 12/15/17	175	175

		694

Commercial Services - 0.5%
ERAC USA Finance LLC,
7.00%, 10/15/37(1) (2)	300	382

Computers - 0.5%
Hewlett-Packard Co.,
2.60%, 9/15/17	105	105
NetApp, Inc.,
2.00%, 12/15/17	255	255

		360

Diversified Financial Services - 3.1%
American Express Credit Corp.,
2.80%, 9/19/16	225	238
Caterpillar Financial Services Corp.,
1.05%, 3/26/15	95	96
Countrywide Financial Corp.,
6.25%, 5/15/16	205	229
FMR LLC,
6.45%, 11/15/39(1) (2)	430	524
Ford Motor Credit Co. LLC,
3.00%, 6/12/17	200	205
General Electric Capital Corp.,
2.25%, 11/9/15	140	145

(A)	Formerly the Core Bond Portfolio of the Northern Institutional Funds.

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

FEBRUARY 28, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 32.7% continued
Diversified Financial Services - 3.1% continued
3.35%, 10/17/16	$140	$150
2.30%, 4/27/17	75	78
6.25%, 12/15/22	250	275
Hyundai Capital America,
1.63%, 10/2/15(2)	335	337
4.00%, 6/8/17(1) (2)	90	97
SLM Corp.,
3.88%, 9/10/15	55	57

		2,431

Electric - 1.1%
Exelon Corp.,
5.63%, 6/15/35	170	188
Exelon Generation Co. LLC,
6.20%, 10/1/17	100	118
6.25%, 10/1/39	165	192
FirstEnergy Corp.,
2.75%, 3/15/18	80	80
Florida Power Corp.,
5.65%, 6/15/18	155	187
PPL Capital Funding, Inc.,
3.50%, 12/1/22	95	96

		861

Electronics - 0.3%
Agilent Technologies, Inc.,
6.50%, 11/1/17	225	270

Engineering & Construction - 0.2%
URS Corp.,
5.00%, 4/1/22(1) (2)	180	189

Food - 0.2%
ConAgra Foods, Inc.,
2.10%, 3/15/18	135	137

Forest Products & Paper - 0.4%
Domtar Corp.,
6.25%, 9/1/42	80	81
International Paper Co.,
7.95%, 6/15/18	90	116
6.00%, 11/15/41	125	146

		343

Gas - 0.2%
CenterPoint Energy, Inc.,
6.50%, 5/1/18	115	140

Healthcare - Products - 0.1%
CR Bard, Inc.,
1.38%, 1/15/18	75	75

Healthcare - Services - 0.8%
Aetna, Inc.,
1.75%, 5/15/17	100	102
Cigna Corp.,
2.75%, 11/15/16	100	105
Humana, Inc.,
3.15%, 12/1/22	65	64
4.63%, 12/1/42	30	29
UnitedHealth Group, Inc.,
1.40%, 10/15/17	50	50
1.63%, 3/15/19	55	55
WellPoint, Inc.,
1.88%, 1/15/18	90	91
3.13%, 5/15/22	100	100

		596

Insurance - 2.4%
Aflac, Inc.,
2.65%, 2/15/17	90	95
American International Group, Inc.,
2.38%, 8/24/15	75	77
3.80%, 3/22/17	150	163
4.88%, 6/1/22	140	159
Liberty Mutual Group, Inc.,
4.95%, 5/1/22(1) (2)	110	120
Metropolitan Life Global Funding I,
2.50%, 9/29/15(1) (2)	100	104
Principal Financial Group, Inc.,
1.85%, 11/15/17	60	61
Protective Life Corp.,
8.45%, 10/15/39	370	493
Prudential Financial, Inc.,
3.00%, 5/12/16	375	396
5.63%, 6/15/43	190	198

		1,866

Internet - 0.6%
Amazon.com, Inc.,
1.20%, 11/29/17	60	60
Symantec Corp.,
2.75%, 9/15/15	210	217

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND(A) continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 32.7% continued
Internet - 0.6% continued
2.75%, 6/15/17	$120	$124
4.20%, 9/15/20	85	90

		491

Iron/Steel - 0.3%
Commercial Metals Co.,
7.35%, 8/15/18	180	199

Lodging - 0.4%
Hyatt Hotels Corp.,
6.88%, 8/15/19(1) (2)	260	311

Media - 2.3%
CBS Corp.,
1.95%, 7/1/17	75	76
CC Holdings GS V LLC,
2.38%, 12/15/17(1) (2)	75	76
Comcast Corp.,
4.95%, 6/15/16	75	85
4.25%, 1/15/33	160	162
6.40%, 5/15/38	250	320
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
1.75%, 1/15/18	110	108
5.20%, 3/15/20	175	196
5.15%, 3/15/42	145	140
NBCUniversal Media LLC,
4.45%, 1/15/43	90	92
News America, Inc.,
3.00%, 9/15/22	120	119
6.90%, 8/15/39	125	161
Time Warner Cable, Inc.,
5.50%, 9/1/41	130	136
Time Warner, Inc.,
6.10%, 7/15/40	140	164

		1,835

Mining - 0.5%
Freeport-McMoRan Copper & Gold, Inc.,
1.40%, 2/13/15	90	91
3.88%, 3/15/23(1) (2)	105	105
5.45%, 3/15/43(1) (2)	105	106
Newmont Mining Corp.,
3.50%, 3/15/22	90	91

		393

Miscellaneous Manufacturing - 0.2%
Eaton Corp.,
1.50%, 11/2/17(1) (2)	70	70
General Electric Co.,
0.85%, 10/9/15	110	111

		181

Office/Business Equipment - 0.5%
Xerox Corp.,
4.25%, 2/15/15	205	216
2.95%, 3/15/17	95	97
4.50%, 5/15/21	90	95

		408

Oil & Gas - 1.4%
Anadarko Petroleum Corp.,
6.38%, 9/15/17	165	197
EQT Corp.,
4.88%, 11/15/21	145	155
Hess Corp.,
8.13%, 2/15/19	60	77
5.60%, 2/15/41	155	165
Marathon Oil Corp.,
2.80%, 11/1/22	160	155
Phillips 66,
2.95%, 5/1/17	180	190
Rowan Cos., Inc.,
4.88%, 6/1/22	180	196

		1,135

Oil & Gas Services - 0.2%
Cameron International Corp.,
6.38%, 7/15/18	100	121

Pharmaceuticals - 1.4%
Cardinal Health, Inc.,
3.20%, 3/15/23	155	158
Express Scripts Holding Co.,
3.13%, 5/15/16	170	179
3.90%, 2/15/22	120	128
McKesson Corp.,
0.95%, 12/4/15	145	146
5.70%, 3/1/17	100	117
Medco Health Solutions, Inc.,
2.75%, 9/15/15	110	115
Mylan, Inc.,
7.63%, 7/15/17(2)	150	167

(A)	Formerly the Core Bond Portfolio of the Northern Institutional Funds.

FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

FEBRUARY 28, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 32.7% continued
Pharmaceuticals - 1.4% continued
Teva Pharmaceutical Finance IV LLC,
2.25%, 3/18/20	$85	$86

		1,096

Pipelines - 1.7%
Energy Transfer Partners L.P.,
3.60%, 2/1/23	95	95
6.50%, 2/1/42	145	167
Enterprise Products Operating LLC,
3.20%, 2/1/16	205	218
6.45%, 9/1/40	200	246
Kinder Morgan Energy Partners L.P.,
5.00%, 3/1/43	120	122
ONEOK Partners L.P.,
2.00%, 10/1/17	55	56
Sunoco Logistics Partners Operations L.P.,
3.45%, 1/15/23	65	65
Williams (The) Cos., Inc.,
3.70%, 1/15/23	140	139
Williams Partners L.P.,
3.80%, 2/15/15	200	211

		1,319

Real Estate Investment Trusts - 1.8%
American Tower Corp.,
4.50%, 1/15/18	180	198
3.50%, 1/31/23	150	148
Boston Properties L.P.,
3.70%, 11/15/18	140	154
EPR Properties,
5.75%, 8/15/22	20	21
HCP, Inc.,
5.63%, 5/1/17	150	173
3.75%, 2/1/19	60	64
2.63%, 2/1/20	130	131
Health Care REIT, Inc.,
2.25%, 3/15/18	65	66
Realty Income Corp.,
2.00%, 1/31/18	100	100
Ventas Realty L.P./Ventas Capital Corp.,
2.00%, 2/15/18	100	100
4.00%, 4/30/19	90	98
4.75%, 6/1/21	160	177

		1,430

Retail - 0.5%
CVS Caremark Corp.,
5.75%, 5/15/41	150	183
Macy’s Retail Holdings, Inc.,
2.88%, 2/15/23	95	91
Walgreen Co.,
1.80%, 9/15/17	95	97

		371

Semiconductors - 0.2%
Samsung Electronics America, Inc.,
1.75%, 4/10/17(1) (2)	160	162

Software - 0.5%
Autodesk, Inc.,
1.95%, 12/15/17	180	178
Fidelity National Information Services, Inc.,
5.00%, 3/15/22	30	32
Fiserv, Inc.,
3.50%, 10/1/22	70	69
Oracle Corp.,
1.20%, 10/15/17	110	110

		389

Telecommunications - 0.3%
AT&T, Inc.,
1.40%, 12/1/17	115	115
Juniper Networks, Inc.,
4.60%, 3/15/21	140	150

		265

Transportation - 0.4%
Burlington Northern Santa Fe LLC,
3.60%, 9/1/20	175	188
CSX Corp.,
4.75%, 5/30/42	95	99

		287

Total Corporate Bonds (Cost $24,174)		25,699

FOREIGN ISSUER BONDS - 8.4%
Auto Manufacturers - 0.2%
Volkswagen International Finance N.V.,
1.60%, 11/20/17(1) (2)	180	181

Banks - 1.7%
Abbey National Treasury Services PLC,
4.00%, 4/27/16	170	181

NORTHERN FUNDS QUARTERLY REPORT    5    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND(A) continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.4% continued
Banks - 1.7% continued
Australia & New Zealand Banking Group Ltd.,
0.90%, 2/12/16	$170	$171
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.,
3.95%, 11/9/22	65	66
Lloyds TSB Bank PLC,
6.50%, 9/14/20(1) (2)	315	352
National Australia Bank Ltd.,
1.60%, 8/7/15	125	127
Royal Bank of Canada,
1.20%, 9/19/17	300	301
Westpac Banking Corp.,
3.00%, 12/9/15	150	159

		1,357

Beverages - 0.6%
Heineken N.V.,
1.40%, 10/1/17(1) (2)	75	75
Pernod-Ricard S.A.,
2.95%, 1/15/17(1) (2)	115	121
4.45%, 1/15/22(1) (2)	110	121
SABMiller PLC,
6.50%, 7/1/16(1) (2)	105	122

		439

Chemicals - 0.1%
Potash Corp. of Saskatchewan, Inc.,
3.25%, 12/1/17	80	87

Diversified Financial Services - 0.2%
Macquarie Group Ltd.,
7.30%, 8/1/14(1) (2)	165	177

Electric - 0.3%
PPL WEM Holdings PLC,
3.90%, 5/1/16(1) (2)	225	238

Insurance - 1.1%
Allied World Assurance Co. Ltd.,
7.50%, 8/1/16	255	301
5.50%, 11/15/20	190	212
XL Group PLC,
6.50%, 4/15/17	400	390

		903

Leisure Time - 0.1%
Carnival Corp.,
1.88%, 12/15/17	45	45

Mining - 0.8%
Anglo American Capital PLC,
2.63%, 9/27/17(1) (2)	100	102
Rio Tinto Finance USA PLC,
1.63%, 8/21/17	135	136
2.88%, 8/21/22	115	115
Teck Resources Ltd.,
3.00%, 3/1/19	90	93
Xstrata Finance Canada Ltd.,
2.45%, 10/25/17(1) (2)	120	122
4.00%, 10/25/22(1) (2)	45	45

		613

Miscellaneous Manufacturing - 0.3%
Pentair Finance S.A.,
1.88%, 9/15/17(1) (2)	95	95
Tyco Electronics Group S.A.,
6.55%, 10/1/17	100	119

		214

Oil & Gas - 2.4%
BP Capital Markets PLC,
1.38%, 11/6/17	195	196
2.50%, 11/6/22	125	121
Canadian Natural Resources Ltd.,
5.70%, 5/15/17	125	146
Ensco PLC,
3.25%, 3/15/16	140	149
Nexen, Inc.,
6.40%, 5/15/37	110	139
Petrobras International Finance Co.,
3.50%, 2/6/17	145	149
Petro-Canada,
6.05%, 5/15/18	230	278
Petroleos Mexicanos,
5.50%, 1/21/21	205	234
5.50%, 6/27/44(1) (2)	135	139
Transocean, Inc.,
5.05%, 12/15/16	275	306

		1,857

Oil & Gas Services - 0.5%
Weatherford International Ltd.,
5.13%, 9/15/20	265	286

(A)	Formerly the Core Bond Portfolio of the Northern Institutional Funds.

FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

FEBRUARY 28, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.4% continued
Oil & Gas Services - 0.5% continued
5.95%, 4/15/42	$100	$104

		390

Pipelines - 0.1%
TransCanada PipeLines Ltd.,
0.88%, 3/2/15	85	85

Total Foreign Issuer Bonds (Cost $6,295)		6,586

U.S. GOVERNMENT AGENCIES - 38.4%(3)
Fannie Mae - 30.7%
Pool #535714,
7.50%, 1/1/31	17	21
Pool #555599,
7.00%, 4/1/33	47	56
Pool #656035,
7.50%, 9/1/32	22	26
Pool #712130,
7.00%, 6/1/33	21	25
Pool #735893,
5.00%, 10/1/35	169	184
Pool #845182,
5.50%, 11/1/35	514	562
Pool #890009,
5.50%, 9/1/36	290	319
Pool #890384,
4.50%, 10/1/41	35	39
Pool #893082,
3.03%, 9/1/36	263	281
Pool #932638,
5.00%, 3/1/40	601	668
Pool #AA7583,
4.50%, 6/1/39	32	35
Pool #AB1470,
4.50%, 9/1/40	740	799
Pool #AB2693,
4.50%, 4/1/41	791	867
Pool #AB3114,
5.00%, 6/1/41	545	603
Pool #AC9581,
5.50%, 1/1/40	343	376
Pool #AD0915,
5.50%, 12/1/38	567	628
Pool #AD1645,
5.00%, 3/1/40	703	773
Pool #AD6929,
5.00%, 6/1/40	483	531
Pool #AE6371,
4.00%, 12/1/40	611	652
Pool #AE6415,
4.00%, 10/1/40	596	656
Pool #AH1166,
4.50%, 12/1/40	1,084	1,186
Pool #AH1507,
4.50%, 12/1/40	428	473
Pool #AH9109,
4.50%, 4/1/41	41	45
Pool #AI9518,
4.00%, 9/1/41	590	630
Pool #AJ0799,
4.00%, 9/1/41	253	274
Pool #AJ1713,
4.00%, 9/1/41	282	306
Pool #AJ4048,
4.00%, 10/1/41	681	731
Pool #AJ4467,
4.00%, 11/1/41	265	289
Pool #AJ5836,
4.00%, 11/1/41	274	299
Pool #AJ7686,
4.00%, 12/1/41	335	365
Pool #AL1895,
3.50%, 6/1/42	582	620
Pool #AO4135,
3.50%, 6/1/42	548	581
Pool #AO6996,
3.50%, 6/1/42	499	531
Pool #AO8717,
3.50%, 7/1/42	589	627
Pool #AP2427,
3.50%, 8/1/42	565	602
Pool #AP4514,
3.50%, 9/1/42	398	422
Pool #AP4515,
3.50%, 9/1/42	550	585
Pool #AP6598,
3.50%, 9/1/42	469	500

NORTHERN FUNDS QUARTERLY REPORT    7    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND(A) continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 38.4%(3) continued
Fannie Mae - 30.7% continued
Pool TBA,
4.00%, 4/15/40(4)	$1,450	$1,545
4.50%, 4/15/40(4)	5,050	5,434

		24,146

Freddie Mac - 1.3%
Pool #1B3575,
6.20%, 9/1/37	109	117
Pool #1G2296,
6.21%, 11/1/37	426	457
Pool #1J0365,
3.01%, 4/1/37	178	189
Pool #1J2840,
3.02%, 9/1/37	225	241

		1,004

Freddie Mac Gold - 5.3%
Pool #A65182,
6.50%, 9/1/37	938	1,068
Pool #C02790,
6.50%, 4/1/37	518	579
Pool #C02838,
5.50%, 5/1/37	409	446
Pool #C03517,
4.50%, 9/1/40	394	423
Pool #C03837,
3.50%, 4/1/42	1,153	1,226
Pool #G01954,
5.00%, 11/1/35	407	440

		4,182

Government National Mortgage Association - 0.5%
Series 2012-2, Class A,
1.86%, 6/16/31	375	384

Government National Mortgage Association I - 0.1%
Pool #604183,
5.50%, 4/15/33	16	18
Pool #633627,
5.50%, 9/15/34	26	29

		47

Government National Mortgage Association II - 0.5%
Pool #82581,
4.00%, 7/20/40	394	424

Total U.S. Government Agencies (Cost $29,302)		30,187

U.S. GOVERNMENT OBLIGATIONS - 9.0%
U.S. Treasury Bonds - 2.2%
2.75%, 11/15/42	1,845	1,717

U.S. Treasury Notes - 6.8%
0.75%, 2/28/18	1,140	1,139
2.00%, 2/15/23	4,230	4,273

		5,412

Total U.S. Government Obligations (Cost $7,081)		7,129

MUNICIPAL BONDS - 0.8%
Ohio - 0.8%
American Municipal Power-Ohio, Inc. Taxable Revenue Bonds, Series B, Build America Bonds, Combined Hydroelectric Projects,
7.83%, 2/15/41	430	612

Total Municipal Bonds (Cost $430)		612

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 8.3%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(5) (6)	6,536,397	$6,536

Total Investment Companies (Cost $6,536)		6,536

(A)	Formerly the Core Bond Portfolio of the Northern Institutional Funds.

FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

FEBRUARY 28, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 2.5%
U.S. Treasury Bill,
0.11%, 5/30/13(7)	$2,000	$2,000

Total Short-Term Investments (Cost $1,999)		2,000

Total Investments - 107.8% (Cost $81,858)		84,825

Liabilities less Other Assets - (7.8)%		(6,151)

NET ASSETS - 100.0%		$78,674

(1)	Restricted security that has been deemed illiquid. At February 28, 2013, the value of these restricted illiquid securities amounted to approximately $4,264,000 or 5.4% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Anglo American Capital PLC,
2.63%, 9/27/17	9/20/12	$100

CC Holdings GS V LLC,
2.38%, 12/15/17	12/11/12	75

Eaton Corp.,
1.50%, 11/2/17	11/14/12	70

ERAC USA Finance LLC,
7.00%, 10/15/37	10/10/07	297

FMR LLC,
6.45%, 11/15/39	1/6/10-4/30/10	411

Freeport-McMoRan Copper & Gold, Inc.,
3.88%, 3/15/23	2/28/13	105

Freeport-McMoRan Copper & Gold, Inc.,
5.45%, 3/15/43	2/28/13	105

Heineken N.V.,
1.40%, 10/1/17	10/2/12	75

Hyatt Hotels Corp.,
6.88%, 8/15/19	8/10/09	260

Hyundai Capital America,
4.00%, 6/8/17	12/1/11	90

Liberty Mutual Group, Inc.,
4.95%, 5/1/22	5/1/12	110

Lloyds TSB Bank PLC,
6.50%, 9/14/20	9/7/10	313

Macquarie Group Ltd.,
7.30%, 8/1/14	12/14/10-12/15/10	180

Metropolitan Life Global Funding I,
2.50%, 9/29/15	9/22/10	100

Nissan Motor Acceptance Corp.,
4.50%, 1/30/15	1/20/10	119

Pentair Finance S.A.,
1.88%, 9/15/17	9/10/12	95

Pernod-Ricard S.A.,
2.95%, 1/15/17	1/5/12	115

Pernod-Ricard S.A.,
4.45%, 1/15/22	10/20/11	110

Petroleos Mexicanos,
5.50%, 6/27/44	10/12/12	150

PPL WEM Holdings PLC,
3.90%, 5/1/16	4/18/11	225

SABMiller PLC,
6.50%, 7/1/16	10/28/10	126

Samsung Electronics America, Inc.,
1.75%, 4/10/17	4/2/12	159

URS Corp.,
5.00%, 4/1/22	3/8/12	180

Volkswagen International Finance N.V.,
1.60%, 11/20/17	11/13/12	179

Xstrata Finance Canada Ltd.,
2.45%, 10/25/17	10/22/12	120

Xstrata Finance Canada Ltd.,
4.00%, 10/25/22	10/18/12	45

(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(4)	When-Issued Security.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(6)	At November 30, 2012, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $4,838,000 with net purchases of approximately $1,698,000 during the three months ended February 28, 2013.
(7)	Security pledged as collateral to cover margin requirements for open futures contracts.

NORTHERN FUNDS QUARTERLY REPORT    9     FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND(A) continued	FEBRUARY 28, 2013 (UNAUDITED)

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a pecentage of total net assets.

The interest rates represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security, or the next interest reset/ puttable date for floating and variable rate securities.

At February 28, 2013, the Core Bond Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
CME Ultra Long Term U.S. Treasury Bond	(11)	$1,738	Short	6/13	$1
Ten Year U.S. Treasury Note	(34)	4,473	Short	6/13	—

Total					$1

At February 28, 2013, the quality distribution for the Core Bond Fund was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	11.3%
U.S. Agency	35.1
AAA	7.0
AA	1.7
A	10.0
BBB	26.5
BB	0.7
Cash Equivalents	7.7

Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, Standard & Poor’s and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Core Bond Fund’s investments, which are carried at fair value, as of February 28, 2013:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities	$—	$6,076	(1)	$—	$6,076
Corporate Bonds	—	25,699	(1)	—	25,699
Foreign Issuer Bonds	—	6,586	(1)	—	6,586
U.S. Government Agencies	—	30,187	(1)	—	30,187
U.S. Government Obligations	—	7,129	(1)	—	7,129
Municipal Bonds	—	612		—	612
Investment Companies	6,536	—		—	6,536
Short-Term Investments	—	2000		—	2,000

Total Investments	$6,536	$78,289		$—	$84,825

OTHER FINANCIAL INSTRUMENTS
Assets Futures Contracts	$1	$—		$—	$1

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At February 28, 2013, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on November 30, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Federal Tax Information:

At February 28, 2013, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$81,858

Gross tax appreciation of investments	$3,082
Gross tax depreciation of investments	(115)

Net tax appreciation of investments	$2,967

(A)	Formerly the Core Bond Portfolio of the Northern Institutional Funds.

FIXED INCOME FUNDS    10     NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

U.S. TREASURY INDEX FUND(A)	FEBRUARY 28, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 99.1%
U.S. Treasury Bonds - 13.2%
8.75%, 8/15/20	$1,400	$2,146
6.88%, 8/15/25	300	455
6.00%, 2/15/26	275	391
6.50%, 11/15/26	75	112
6.38%, 8/15/27	115	171
6.13%, 11/15/27	375	547
5.25%, 11/15/28	250	338
5.25%, 2/15/29	225	305
6.25%, 5/15/30	275	415
5.38%, 2/15/31	300	417
4.50%, 2/15/36	350	447
4.75%, 2/15/37	175	231
5.00%, 5/15/37	100	137
4.38%, 2/15/38	300	377
3.50%, 2/15/39	550	601
4.25%, 5/15/39	600	741
4.50%, 8/15/39	325	417
4.38%, 11/15/39	650	819
4.63%, 2/15/40	350	458
4.38%, 5/15/40	675	851
3.88%, 8/15/40	650	756
4.75%, 2/15/41	775	1,035
4.38%, 5/15/41	450	568
3.75%, 8/15/41	700	796
3.13%, 11/15/41	800	809
3.13%, 2/15/42	800	808
3.00%, 5/15/42	800	787
2.75%, 8/15/42	850	792
2.75%, 11/15/42	1,025	954
3.13%, 2/15/43	350	352

		18,033

U.S. Treasury Notes - 85.9%
1.25%, 4/15/14	2,700	2,732
1.00%, 5/15/14	1,500	1,514
4.75%, 5/15/14	1,200	1,266
2.25%, 5/31/14	1,050	1,077
0.75%, 6/15/14	1,250	1,259
0.63%, 7/15/14	5,700	5,732
0.50%, 8/15/14	1,750	1,757
0.25%, 9/15/14	1,900	1,901
0.25%, 9/30/14	500	500
0.50%, 10/15/14	1,950	1,959
0.38%, 11/15/14	4,100	4,110
0.13%, 12/31/14	2,550	2,545
0.25%, 1/31/15	1,250	1,250
4.00%, 2/15/15	2,150	2,308
0.25%, 2/28/15	750	750
2.38%, 2/28/15	1,100	1,146
0.38%, 3/15/15	1,450	1,454
2.50%, 3/31/15	1,500	1,570
0.25%, 5/15/15	1,700	1,699
2.13%, 5/31/15	1,250	1,302
1.75%, 7/31/15	1,550	1,604
0.25%, 8/15/15	2,500	2,497
4.25%, 8/15/15	1,000	1,097
1.25%, 9/30/15	3,875	3,970
1.38%, 11/30/15	2,000	2,057
0.38%, 1/15/16	2,050	2,052
2.00%, 1/31/16	1,850	1,938
0.38%, 2/15/16	750	751
2.25%, 3/31/16	1,450	1,533
3.25%, 6/30/16	1,250	1,367
1.50%, 7/31/16	1,900	1,968
4.88%, 8/15/16	900	1,037
1.00%, 8/31/16	1,250	1,274
3.00%, 8/31/16	300	327
1.00%, 9/30/16	1,625	1,656
3.00%, 9/30/16	1,200	1,308
1.00%, 10/31/16	250	255
3.13%, 10/31/16	1,200	1,315
2.75%, 11/30/16	1,100	1,191
0.88%, 12/31/16	600	608
3.13%, 1/31/17	1,300	1,430
4.63%, 2/15/17	500	580
3.00%, 2/28/17	1,250	1,371
1.00%, 3/31/17	1,300	1,322
0.63%, 5/31/17	1,250	1,251
2.75%, 5/31/17	950	1,036
2.50%, 6/30/17	950	1,026
0.50%, 7/31/17	1,700	1,689
2.38%, 7/31/17	1,600	1,721
0.63%, 8/31/17	1,200	1,198
0.63%, 11/30/17	1,150	1,145
0.88%, 1/31/18	1,250	1,257
3.50%, 2/15/18	1,900	2,154
0.75%, 2/28/18	500	500
2.88%, 3/31/18	750	828

(A)	Formerly the U.S. Treasury Index Portfolio of the Northern Institutional Funds.

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

U.S. TREASURY INDEX FUND(A) continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 99.1% continued
U.S. Treasury Notes - 85.9% continued
2.63%, 4/30/18	$1,400	$1,529
3.88%, 5/15/18	1,200	1,388
4.00%, 8/15/18	900	1,052
1.38%, 9/30/18	1,150	1,179
3.75%, 11/15/18	300	347
2.75%, 2/15/19	2,250	2,480
1.13%, 5/31/19	400	401
3.63%, 8/15/19	1,500	1,738
1.00%, 8/31/19	475	471
1.00%, 9/30/19	1,000	990
1.25%, 10/31/19	1,000	1,005
3.38%, 11/15/19	650	744
1.13%, 12/31/19	2,050	2,039
1.38%, 1/31/20	650	656
3.63%, 2/15/20	1,000	1,161
1.25%, 2/29/20	1,000	999
3.50%, 5/15/20	1,250	1,442
2.63%, 11/15/20	1,325	1,443
3.63%, 2/15/21	500	582
3.13%, 5/15/21	725	815
2.13%, 8/15/21	1,400	1,459
2.00%, 11/15/21	750	771
2.00%, 2/15/22	1,425	1,460
1.75%, 5/15/22	1,050	1,049
1.63%, 8/15/22	1,400	1,377
1.63%, 11/15/22	1,600	1,567
2.00%, 2/15/23	1,000	1,010

		117,298

Total U.S. Government Obligations (Cost $131,470)		135,331

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 1.8%
Northern Institutional Funds - U.S. Government Portfolio, 0.01%(1) (2)	2,465,528	$2,466

Total Investment Companies (Cost $2,466)		2,466

Total Investments - 100.9% (Cost $133,936)		137,797

Liabilities less Other Assets - (0.9)%		(1,243)

NET ASSETS - 100.0%		$136,554

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(2)	At November 30, 2012, the value of the Fund’s investment in the U.S. Government Portfolio of the Northern Institutional Funds was approximately $367,000 with net purchases of approximately $2,099,000 during the three months ended February 28, 2013.

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a pecentage of total net assets.

The interest rates represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security, or the next interest reset/ puttable date for floating and variable rate securities.

At February 28, 2013, the quality distribution for the U.S. Treasury Index Fund was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	98.2%
Cash Equivalents	1.8

Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, Standard & Poor’s and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

(A)	Formerly the U.S. Treasury Index Portfolio of the Northern Institutional Funds.

FIXED INCOME FUNDS    2     NORTHERN FUNDS QUARTERLY REPORT

FEBRUARY 28, 2013 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the U.S. Treasury Index Fund’s investments, which are carried at fair value, as of February 28, 2013:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
U.S. Government Obligations	$—	$135,331	(1)	$—	$135,331
Investment Companies	2,466	—		—	2,466

Total Investments	$2,466	$135,331		$—	$137,797

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At February 28, 2013, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on November 30, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Federal Tax Information:

At February 28, 2013, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$133,936

Gross tax appreciation of investments	$4,013
Gross tax depreciation of investments	(152)

Net tax appreciation of investments	$3,861

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND(A)	FEBRUARY 28, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 7.2%
Automobile - 0.4%
Honda Auto Receivables Owner Trust, Series 2012-1, Class A3,
0.77%, 1/15/16	$260	$261
Nissan Auto Receivables Owner Trust, Series 2012-A, Class A3,
0.73%, 5/16/16	720	723

		984

Commercial Mortgage-Backed Securities - 6.2%
Banc of America Commercial Mortgage Trust, Series 2006-4, Class A2,
5.52%, 7/10/46	238	240
Banc of America Commercial Mortgage Trust, Series 2006-5, Class A2,
5.32%, 9/10/47	1,060	1,060
Banc of America Commercial Mortgage Trust, Series 2006-5, Class A4,
5.41%, 9/10/47	1,005	1,131
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2004-5, Class A4,
4.94%, 11/10/41	1,415	1,489
Bear Stearns Commercial Mortgage Securities Trust, Series 2003-PWR2, Class A4,
5.19%, 5/11/39	1,007	1,020
Bear Stearns Commercial Mortgage Securities Trust, Series 2004-PWR3, Class A4,
4.72%, 2/11/41	620	633
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PW10, Class A4,
5.41%, 12/11/40	1,475	1,628
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR8, Class A4,
4.67%, 6/11/41	560	600
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR9, Class A2,
4.74%, 9/11/42	234	238
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T24, Class A4,
5.54%, 10/12/41	1,695	1,934
CD Mortgage Trust, Series 2006-CD3, Class A5,
5.62%, 10/15/48	1,635	1,850
GE Capital Commercial Mortgage Corp., Series 2005-C2, Class A4,
4.98%, 5/10/43	2,250	2,423
JP Morgan Chase Commercial Mortgage Pass-Through Certificates, Series 2005-LDP1, Class A2,
4.63%, 3/15/46	153	154
LB-UBS Commercial Mortgage Trust, Series 2003-C3, Class A4,
4.17%, 5/15/32	13	13
LB-UBS Commercial Mortgage Trust, Series 2003-C8, Class A4,
5.12%, 11/15/32	660	669
LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class A2,
5.08%, 2/15/31	48	48
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A2,
5.26%, 9/15/39	17	17
Morgan Stanley Capital I Trust, Series 2003-IQ4, Class A2,
4.07%, 5/15/40	40	40
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4,
5.31%, 11/15/48	2,010	2,276

		17,463

Credit Card - 0.2%
Discover Card Master Trust, Series 2012-A1, Class A1,
0.81%, 8/15/17	559	563

Utilities - 0.4%
CenterPoint Energy Restoration Bond Co. LLC, Series 2009-1, Class A1,
1.83%, 2/15/16	643	654
CenterPoint Energy Transition Bond Co. IV LLC, Series 2012-1, Class A1,
0.90%, 4/15/18	583	587

		1,241

Total Asset-Backed Securities (Cost $20,222)		20,251

(A)	Formerly the Short Bond Portfolio of the Northern Institutional Funds.

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND(A) continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 40.9%
Aerospace/Defense - 0.4%
Northrop Grumman Corp.,
3.70%, 8/1/14	$335	$349
TransDigm, Inc.,
5.50%, 10/15/20(1) (2)	350	364
United Technologies Corp.,
1.20%, 6/1/15	510	518

		1,231

Agriculture - 0.6%
Lorillard Tobacco Co.,
8.13%, 6/23/19	395	505
Philip Morris International, Inc.,
2.50%, 5/16/16	460	485
Reynolds American, Inc.,
1.05%, 10/30/15	800	799

		1,789

Auto Manufacturers - 0.4%
Daimler Finance N.A. LLC,
1.25%, 1/11/16(1) (2)	570	572
Nissan Motor Acceptance Corp.,
4.50%, 1/30/15(1) (2)	400	426

		998

Auto Parts & Equipment - 0.3%
Dana Holding Corp.,
6.75%, 2/15/21	150	163
Delphi Corp.,
5.88%, 5/15/19	225	241
Johnson Controls, Inc.,
1.75%, 3/1/14	345	349

		753

Banks - 8.4%
Ally Financial, Inc.,
3.13%, 1/15/16	1,000	1,010
Bank of America Corp.,
1.86%, 7/11/14	525	532
3.70%, 9/1/15	1,255	1,325
1.50%, 10/9/15	190	191
3.88%, 3/22/17	965	1,040
2.00%, 1/11/18	465	465
Capital One Financial Corp.,
2.13%, 7/15/14	575	585
2.15%, 3/23/15	265	271
1.00%, 11/6/15	330	329
Citigroup, Inc.,
2.65%, 3/2/15	1,065	1,093
1.25%, 1/15/16	360	359
4.45%, 1/10/17	985	1,088
6.00%, 8/15/17	325	381
Discover Bank,
2.00%, 2/21/18	415	416
Fifth Third Bank,
0.90%, 2/26/16	645	644
Goldman Sachs Group (The), Inc.,
6.00%, 5/1/14	310	328
3.30%, 5/3/15	985	1,030
1.60%, 11/23/15	395	399
3.63%, 2/7/16	1,025	1,090
2.38%, 1/22/18	910	922
HSBC USA, Inc.,
2.38%, 2/13/15	360	371
JPMorgan Chase & Co.,
4.88%, 3/15/14	250	261
1.10%, 10/15/15	1,105	1,109
3.15%, 7/5/16	1,000	1,059
7.90%, 4/30/18	370	427
JPMorgan Chase Bank N.A.,
6.00%, 10/1/17	675	799
Morgan Stanley,
4.00%, 7/24/15	225	237
3.45%, 11/2/15	210	219
1.75%, 2/25/16	1,055	1,060
4.75%, 3/22/17	1,500	1,657
PNC Bank N.A.,
0.80%, 1/28/16	520	521
PNC Funding Corp.,
2.70%, 9/19/16	380	401
U.S. Bancorp,
2.45%, 7/27/15	500	523
Wells Fargo & Co.,
1.50%, 7/1/15	1,085	1,104
7.98%, 3/15/18	370	426

		23,672

Beverages - 1.1%
Anheuser-Busch InBev Finance, Inc.,
0.80%, 1/15/16	435	435
Anheuser-Busch InBev Worldwide, Inc.,
2.88%, 2/15/16	270	286

(A)	Formerly the Short Bond Portfolio of the Northern Institutional Funds.

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

FEBRUARY 28, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 40.9% continued
Beverages - 1.1% continued
1.38%, 7/15/17	$375	$378
Coca-Cola (The) Co.,
0.75%, 3/13/15	370	373
Molson Coors Brewing Co.,
2.00%, 5/1/17	260	266
PepsiCo, Inc.,
0.75%, 3/5/15	430	432
0.70%, 2/26/16	610	610
SABMiller Holdings, Inc.,
1.85%, 1/15/15(2)	455	463

		3,243

Biotechnology - 0.4%
Celgene Corp.,
1.90%, 8/15/17	450	458
Genzyme Corp.,
3.63%, 6/15/15	270	288
Gilead Sciences, Inc.,
2.40%, 12/1/14	335	345
3.05%, 12/1/16	90	97

		1,188

Chemicals - 1.4%
Airgas, Inc.,
1.65%, 2/15/18	675	674
Ashland, Inc.,
3.00%, 3/15/16(1) (2)	1,500	1,519
Cabot Corp.,
2.55%, 1/15/18	205	211
Dow Chemical (The) Co.,
2.50%, 2/15/16	550	573
Eastman Chemical Co.,
2.40%, 6/1/17	325	338
Ecolab, Inc.,
1.45%, 12/8/17	280	279
Sherwin-Williams (The) Co.,
1.35%, 12/15/17	330	331

		3,925

Commercial Services - 0.9%
ERAC USA Finance LLC,
2.25%, 1/10/14(2)	1,073	1,087
HDTFS, Inc.,
5.88%, 10/15/20(1) (2)	250	260
Hertz (The) Corp.,
7.50%, 10/15/18	600	655
United Rentals N.A., Inc.,
5.75%, 7/15/18	500	538

		2,540

Computers - 0.5%
Hewlett-Packard Co.,
2.63%, 12/9/14	450	460
2.60%, 9/15/17	270	270
NetApp, Inc.,
2.00%, 12/15/17	805	805

		1,535

Diversified Financial Services - 5.5%
American Express Credit Corp.,
2.80%, 9/19/16	1,250	1,323
American Honda Finance Corp.,
1.60%, 2/16/18(1) (2)	505	509
BlackRock, Inc.,
3.50%, 12/10/14	930	979
1.38%, 6/1/15	165	168
Boeing Capital Corp.,
2.13%, 8/15/16	320	333
Caterpillar Financial Services Corp.,
0.70%, 11/6/15	525	525
0.70%, 2/26/16	595	594
Charles Schwab (The) Corp.,
0.85%, 12/4/15	555	557
Ford Motor Credit Co. LLC,
3.88%, 1/15/15	600	624
7.00%, 4/15/15	200	221
3.00%, 6/12/17	300	308
Franklin Resources, Inc.,
3.13%, 5/20/15	750	790
1.38%, 9/15/17	305	307
General Electric Capital Corp.,
3.75%, 11/14/14	710	747
2.25%, 11/9/15	1,470	1,523
1.00%, 1/8/16	485	487
3.35%, 10/17/16	1,030	1,106
General Motors Financial Co., Inc.,
4.75%, 8/15/17(1) (2)	400	418
Hyundai Capital America,
1.63%, 10/2/15(2)	755	760
John Deere Capital Corp.,
1.25%, 12/2/14	180	183

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND(A) continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 40.9% continued
Diversified Financial Services - 5.5% continued
0.88%, 4/17/15	$330	$332
0.75%, 1/22/16	855	857
PACCAR Financial Corp.,
0.80%, 2/8/16	265	265
SLM Corp.,
3.88%, 9/10/15	160	165
6.00%, 1/25/17	290	314
TD Ameritrade Holding Corp.,
4.15%, 12/1/14	700	742
Toyota Motor Credit Corp.,
2.00%, 9/15/16	300	311

		15,448

Electric - 1.0%
CMS Energy Corp.,
2.75%, 5/15/14	295	300
Commonwealth Edison Co.,
1.63%, 1/15/14	325	328
Exelon Generation Co. LLC,
6.20%, 10/1/17	480	565
FirstEnergy Corp.,
2.75%, 3/15/18	290	292
Florida Power Corp.,
5.65%, 6/15/18	200	241
Georgia Power Co.,
0.63%, 11/15/15	420	420
NextEra Energy Capital Holdings, Inc.,
1.20%, 6/1/15	605	610

		2,756

Electronics - 0.5%
Agilent Technologies, Inc.,
5.50%, 9/14/15	730	809
Thermo Fisher Scientific, Inc.,
1.85%, 1/15/18	470	475

		1,284

Environmental Control - 0.3%
Clean Harbors, Inc.,
5.25%, 8/1/20	725	747

Food - 1.1%
ConAgra Foods, Inc.,
1.35%, 9/10/15	595	600
1.30%, 1/25/16	670	675
General Mills, Inc.,
0.88%, 1/29/16	575	577
Hershey (The) Co.,
1.50%, 11/1/16	300	307
Kellogg Co.,
1.13%, 5/15/15	560	566
Sysco Corp.,
0.55%, 6/12/15	430	430

		3,155

Forest Products & Paper - 0.2%
International Paper Co.,
7.95%, 6/15/18	485	624

Gas - 0.1%
Centerpoint Energy, Inc.,
6.50%, 5/1/18	260	317

Healthcare - Products - 0.4%
Stryker Corp.,
2.00%, 9/30/16	380	395
Zimmer Holdings, Inc.,
1.40%, 11/30/14	625	630

		1,025

Healthcare - Services - 0.6%
Aetna, Inc.,
1.75%, 5/15/17	200	203
Cigna Corp.,
2.75%, 11/15/16	580	611
UnitedHealth Group, Inc.,
0.85%, 10/15/15	410	411
WellPoint, Inc.,
1.25%, 9/10/15	575	580

		1,805

Home Builders - 0.3%
Lennar Corp.,
4.13%, 12/1/18(1) (2)	750	744

Household Products/Wares - 0.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu,
5.75%, 10/15/20	165	170

Insurance - 0.7%
American International Group, Inc.,
3.00%, 3/20/15	345	359
2.38%, 8/24/15	145	149

(A)	Formerly the Short Bond Portfolio of the Northern Institutional Funds.

FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

FEBRUARY 28, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 40.9% continued
Insurance - 0.7% continued
Berkshire Hathaway, Inc.,
0.80%, 2/11/16	$505	$508
ING US, Inc.,
2.90%, 2/15/18(1) (2)	360	363
Metropolitan Life Global Funding I,
2.50%, 9/29/15(1) (2)	450	468
Prudential Financial, Inc.,
3.00%, 5/12/16	145	153

		2,000

Internet - 1.0%
Amazon.com, Inc.,
0.65%, 11/27/15	600	599
eBay, Inc.,
1.35%, 7/15/17	555	560
Equinix, Inc.,
4.88%, 4/1/20	500	500
Symantec Corp.,
2.75%, 9/15/15	1,065	1,104

		2,763

Iron/Steel - 0.1%
Steel Dynamics, Inc.,
6.13%, 8/15/19(2)	160	171

Lodging - 0.4%
Wyndham Worldwide Corp.,
2.50%, 3/1/18	1,000	1,006

Machinery - Diversified - 0.2%
Case New Holland, Inc.,
7.75%, 9/1/13	500	514

Media - 3.4%
CBS Corp.,
1.95%, 7/1/17	335	340
CC Holdings GS V LLC,
2.38%, 12/15/17(1) (2)	145	146
Comcast Corp.,
4.95%, 6/15/16	1,060	1,196
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
2.40%, 3/15/17	1,080	1,103
1.75%, 1/15/18	490	482
McClatchy (The) Co.,
9.00%, 12/15/22(2)	375	397
NBCUniversal Media LLC,
2.10%, 4/1/14	165	168
3.65%, 4/30/15	1,035	1,098
News America, Inc.,
5.30%, 12/15/14	1,015	1,097
Starz LLC/Starz Finance Corp.,
5.00%, 9/15/19	500	511
Time Warner Cable, Inc.,
3.50%, 2/1/15	1,035	1,083
Time Warner, Inc.,
3.15%, 7/15/15	800	843
Viacom, Inc.,
2.50%, 12/15/16	575	601
Walt Disney (The) Co.,
0.45%, 12/1/15	390	389

		9,454

Metal Fabricate/Hardware - 0.4%
Precision Castparts Corp.,
0.70%, 12/20/15	1,250	1,251

Mining - 0.4%
Freeport-McMoRan Copper & Gold, Inc.,
1.40%, 2/13/15	215	217
2.38%, 3/15/18(1) (2)	845	851

		1,068

Miscellaneous Manufacturing - 0.5%
Eaton Corp.,
1.50%, 11/2/17(1) (2)	555	556
General Electric Co.,
0.85%, 10/9/15	550	552
5.25%, 12/6/17	200	235

		1,343

Office/Business Equipment - 0.2%
Xerox Corp.,
4.25%, 2/15/15	580	610

Oil & Gas - 1.8%
Anadarko Petroleum Corp.,
5.75%, 6/15/14	695	734
6.38%, 9/15/17	300	358
Atwood Oceanics, Inc.,
6.50%, 2/1/20	250	272
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc.,
6.63%, 11/15/19(2)	600	619
Devon Energy Corp.,
1.88%, 5/15/17	775	782

NORTHERN FUNDS QUARTERLY REPORT    5    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND(A) continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 40.9% continued
Oil & Gas - 1.8% continued
Linn Energy LLC/Linn Energy Finance Corp.,
6.25%, 11/1/19(1) (2)	$250	$255
Marathon Oil Corp.,
0.90%, 11/1/15	600	599
Murphy Oil Corp.,
2.50%, 12/1/17	560	561
Phillips 66,
2.95%, 5/1/17	390	413
Plains Exploration & Production Co.,
7.63%, 6/1/18	200	210
Tesoro Corp.,
4.25%, 10/1/17	250	260

		5,063

Oil & Gas Services - 0.2%
Cameron International Corp.,
1.60%, 4/30/15	585	590

Packaging & Containers - 0.2%
Ball Corp.,
5.75%, 5/15/21	500	537

Pharmaceuticals - 1.6%
AbbVie, Inc.,
1.20%, 11/6/15(2)	980	988
Cardinal Health, Inc.,
1.90%, 6/15/17	310	315
Express Scripts Holding Co.,
2.10%, 2/12/15	820	838
3.13%, 5/15/16	500	528
McKesson Corp.,
0.95%, 12/4/15	355	356
5.70%, 3/1/17	190	223
Medco Health Solutions, Inc.,
2.75%, 9/15/15	170	178
Mylan, Inc.,
7.63%, 7/15/17(2)	300	335
Zoetis, Inc.,
1.15%, 2/1/16(1) (2)	830	832

		4,593

Pipelines - 0.8%
Enterprise Products Operating LLC,
3.70%, 6/1/15	350	372
1.25%, 8/13/15	375	378
Kinder Morgan Energy Partners L.P.,
6.00%, 2/1/17	110	128
Kinder Morgan Finance Co. LLC,
6.00%, 1/15/18(1) (2)	250	276
ONEOK Partners L.P.,
2.00%, 10/1/17	110	111
Plains All American Pipeline L.P./PAA Finance Corp.,
5.63%, 12/15/13	280	291
Williams Partners L.P.,
3.80%, 2/15/15	670	707

		2,263

Real Estate Investment Trusts - 1.0%
Health Care REIT, Inc.,
2.25%, 3/15/18	875	883
Host Hotels & Resorts L.P.,
5.88%, 6/15/19	350	384
Realty Income Corp.,
2.00%, 1/31/18	210	210
Simon Property Group L.P.,
2.80%, 1/30/17	1,040	1,097
Ventas Realty L.P./Ventas Capital Corp.,
2.00%, 2/15/18	350	351

		2,925

Retail - 0.8%
Costco Wholesale Corp.,
0.65%, 12/7/15	420	421
Macy’s Retail Holdings, Inc.,
5.90%, 12/1/16	1,000	1,167
Walgreen Co.,
1.00%, 3/13/15	595	597

		2,185

Semiconductors - 0.5%
Intel Corp.,
1.35%, 12/15/17	555	556
Samsung Electronics America, Inc.,
1.75%, 4/10/17(1) (2)	530	538
Texas Instruments, Inc.,
0.45%, 8/3/15	455	453

		1,547

Software - 0.2%
Autodesk, Inc.,
1.95%, 12/15/17	335	332

(A)	Formerly the Short Bond Portfolio of the Northern Institutional Funds.

FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

FEBRUARY 28, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 40.9%continued
Software - 0.2% continued
Oracle Corp.,
1.20%, 10/15/17	$200	$200

		532

Telecommunications - 1.8%
AT&T, Inc.,
0.80%, 12/1/15	420	420
2.40%, 8/15/16	660	691
Cellco Partnership/Verizon Wireless Capital LLC,
5.55%, 2/1/14	355	370
CenturyLink, Inc.,
6.00%, 4/1/17	1,000	1,084
Cisco Systems, Inc.,
1.63%, 3/14/14	320	324
Juniper Networks, Inc.,
3.10%, 3/15/16	500	525
Lynx I Corp.,
5.38%, 4/15/21(1) (2)	475	487
Verizon Communications, Inc.,
0.70%, 11/2/15	600	600
2.00%, 11/1/16	325	337
Windstream Corp.,
8.13%, 8/1/13	340	349

		5,187

Transportation - 0.2%
Ryder System, Inc.,
3.15%, 3/2/15	585	608

Total Corporate Bonds (Cost $113,544)		115,159

FOREIGN ISSUER BONDS - 8.7%
Auto Manufacturers - 0.3%
Volkswagen International Finance N.V.,
1.63%, 3/22/15(1) (2)	465	471
1.60%, 11/20/17(1) (2)	345	346

		817

Banks - 2.5%
Abbey National Treasury Services PLC,
2.88%, 4/25/14	575	585
Australia & New Zealand Banking Group Ltd.,
0.90%, 2/12/16	540	542
Bank of Montreal,
0.80%, 11/6/15	410	411
Canadian Imperial Bank of Commerce,
0.90%, 10/1/15	430	431
Commonwealth Bank of Australia,
1.95%, 3/16/15	725	744
ING Bank N.V.,
2.00%, 10/18/13(1) (2)	855	861
National Australia Bank Ltd.,
1.60%, 8/7/15	235	240
National Bank of Canada,
1.50%, 6/26/15	340	345
Royal Bank of Canada,
0.80%, 10/30/15	390	391
0.63%, 12/4/15	395	394
1.20%, 9/19/17	570	571
1.50%, 1/16/18	425	428
Sumitomo Mitsui Banking Corp.,
0.90%, 1/18/16	255	255
Toronto-Dominion Bank (The),
1.38%, 7/14/14	325	328
Westpac Banking Corp.,
3.00%, 12/9/15	190	202
1.60%, 1/12/18	255	257

		6,985

Beverages - 0.6%
Heineken N.V.,
0.80%, 10/1/15(1) (2)	765	766
Pernod-Ricard S.A.,
2.95%, 1/15/17(1) (2)	560	591
SABMiller PLC,
6.50%, 7/1/16(1) (2)	320	373

		1,730

Chemicals - 0.2%
Potash Corp. of Saskatchewan, Inc.,
3.75%, 9/30/15	460	493

Computers - 0.1%
Seagate HDD Cayman,
6.88%, 5/1/20	375	402

Diversified Financial Services - 0.2%
Macquarie Group Ltd.,
7.30%, 8/1/14(1) (2)	470	504

NORTHERN FUNDS QUARTERLY REPORT    7     FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND(A) continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.7% continued
Healthcare - Products - 0.2%
Covidien International Finance S.A.,
1.35%, 5/29/15	$525	$532

Leisure Time - 0.5%
Carnival Corp.,
1.20%, 2/5/16	505	507
1.88%, 12/15/17	160	161
Royal Caribbean Cruises Ltd.,
6.88%, 12/1/13	685	712

		1,380

Mining - 0.5%
Anglo American Capital PLC,
2.63%, 9/27/17(1) (2)	200	204
Rio Tinto Finance USA PLC,
2.00%, 3/22/17	475	486
1.63%, 8/21/17	260	262
Xstrata Finance Canada Ltd.,
1.80%, 10/23/15(2)	615	622

		1,574

Miscellaneous Manufacturing - 0.7%
Bombardier, Inc.,
4.25%, 1/15/16(1) (2)	1,000	1,038
Pentair Finance S.A.,
1.88%, 9/15/17(1) (2)	180	180
Tyco Electronics Group S.A.,
6.55%, 10/1/17	660	789

		2,007

Oil & Gas - 1.7%
BP Capital Markets PLC,
0.70%, 11/6/15	415	414
2.25%, 11/1/16	315	328
Canadian Natural Resources Ltd.,
5.70%, 5/15/17	375	439
Cenovus Energy, Inc.,
4.50%, 9/15/14	335	354
Ensco PLC,
3.25%, 3/15/16	250	266
Noble Holding International Ltd.,
2.50%, 3/15/17	735	755
Petrobras International Finance Co.,
2.88%, 2/6/15	510	519
Shell International Finance B.V.,
0.63%, 12/4/15	795	798
Statoil ASA,
1.80%, 11/23/16	290	300
Total Capital International S.A.,
0.75%, 1/25/16	360	361
Transocean, Inc.,
5.05%, 12/15/16	250	278

		4,812

Pharmaceuticals - 0.1%
GlaxoSmithKline Capital PLC,
0.75%, 5/8/15	300	301

Pipelines - 0.3%
TransCanada PipeLines Ltd.,
0.88%, 3/2/15	485	487
0.75%, 1/15/16	410	410

		897

Telecommunications - 0.7%
America Movil S.A.B. de C.V.,
5.75%, 1/15/15	520	565
Intelsat Jackson Holdings S.A.,
7.25%, 10/15/20	300	322
Vodafone Group PLC,
4.15%, 6/10/14	435	454
0.90%, 2/19/16	525	524

		1,865

Transportation - 0.1%
Canadian National Railway Co.,
1.45%, 12/15/16	265	270

Total Foreign Issuer Bonds (Cost $24,158)		24,569

U.S. GOVERNMENT AGENCIES - 11.2%(3)
Fannie Mae - 8.0%
Pool #555649,
7.50%, 10/1/32	49	60
Pool #893082,
3.03%, 9/1/36	404	432
Pool #AB3114,
5.00%, 6/1/41	1,264	1,399
Pool #AD7061,
5.50%, 6/1/40	199	219
Pool #AI3471,
5.00%, 6/1/41	643	706

(A)	Formerly the Short Bond Portfolio of the Northern Institutional Funds.

FIXED INCOME FUNDS    8     NORTHERN FUNDS QUARTERLY REPORT

FEBRUARY 28, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 11.2%(3) continued
Fannie Mae - 8.0% continued
Pool #AK0501,
3.00%, 1/1/27	$1,141	$1,215
Pool #AO0315,
3.00%, 4/1/27	1,253	1,335
Pool #AO4482,
3.00%, 5/1/27	1,064	1,134
Pool TBA,
2.50%, 4/15/28(4)	5,300	5,505
3.00%, 4/15/40(4)	1,675	1,763
4.50%, 4/15/40(4)	8,200	8,823

		22,591

Freddie Mac - 0.6%
Pool #1B3617,
3.01%, 10/1/37	284	305
Pool #848076,
5.46%, 6/1/38	623	671
Series 3730, Class PL,
4.50%, 1/15/33	578	585

		1,561

Freddie Mac Gold - 0.4%
Pool #A92650,
5.50%, 6/1/40	574	637
Pool #G13387,
5.00%, 4/1/23	417	447

		1,084

Government National Mortgage Association - 1.3%
Series 2011-49, Class A,
2.45%, 7/16/38	902	932
Series 2011-49, Class AB,
2.80%, 1/16/34	436	449
Series 2012-2, Class A,
1.86%, 6/16/31	563	576
Series 2012-22, Class AB,
1.66%, 3/16/33	296	301
Series 2013-12, Class KA,
1.50%, 12/16/43	500	508
Series 2013-17, Class AF,
1.21%, 11/16/43	1,020	1,029

		3,795

Government National Mortgage Association II - 0.9%
Pool #82581,
4.00%, 7/20/40	1,128	1,213
Pool #83021,
3.00%, 1/20/42	1,171	1,242

		2,455

Total U.S. Government Agencies
(Cost $31,253)		31,486

U.S. GOVERNMENT OBLIGATIONS - 24.3%
U.S. Treasury Inflation Indexed Notes - 4.9%
2.00%, 1/15/14	1,320	1,701
1.25%, 4/15/14	985	1,108
1.63%, 1/15/15	1,320	1,698
0.13%, 4/15/16	8,400	9,281

		13,788

U.S. Treasury Notes - 19.4%
0.25%, 2/28/15	27,955	27,959
0.38%, 2/15/16	23,710	23,729
0.75%, 2/28/18	3,080	3,077

		54,765

Total U.S. Government Obligations (Cost $68,343)		68,553

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 14.8%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(5) (6)	41,824,172	$41,824

Total Investment Companies (Cost $41,824)		41,824

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.3%
U.S. Treasury Bill,
0.11%, 5/30/13(7)	$800	$800

Total Short-Term Investments (Cost $800)		800

Total Investments - 107.4% (Cost $300,144)		302,642

Liabilities less Other Assets - (7.4)%		(20,735)

NET ASSETS - 100.0%		$281,907

NORTHERN FUNDS QUARTERLY REPORT    9     FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND(A) continued

(1)	Restricted security that has been deemed illiquid. At February 28, 2013, the value of these restricted illiquid securities amounted to approximately $14,918,000 or 5.3% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
American Honda Finance Corp.,
1.60%, 2/16/18	2/12/13	$505

Anglo American Capital PLC,
2.63%, 9/27/17	9/20/12	200

Ashland, Inc.,
3.00%, 3/15/16	2/21/13	1,500

Bombardier, Inc.,
4.25%, 1/15/16	1/9/13	1,000

CC Holdings GS V LLC,
2.38%, 12/15/17	12/11/12	145

Daimler Finance N.A. LLC,
1.25%, 1/11/16	1/7/13	569

Eaton Corp.,
1.50%, 11/2/17	11/14/12-12/19/12	556

Freeport-McMoRan Copper & Gold, Inc.,
2.38%, 3/15/18	2/28/13	845

General Motors Financial Co., Inc.,
4.75%, 8/15/17	8/13/12	400

HDTFS, Inc.,
5.88%, 10/15/20	10/1/12	250

Heineken N.V.,
0.80%, 10/1/15	10/2/12-1/14/13	764

ING Bank N.V.,
2.00%, 10/18/13	10/13/10	853

ING US, Inc.,
2.90%, 2/15/18	2/6/13	359

Kinder Morgan Finance Co. LLC,
6.00%, 1/15/18	2/26/13	278

Lennar Corp.,
4.13%, 12/1/18	1/30/13	750

Linn Energy LLC/Linn Energy Finance Corp.,
6.25%, 11/1/19	2/26/13	256

Lynx I Corp.,
5.38%, 4/15/21	2/7/13	475

Macquarie Group Ltd.,
7.30%, 8/1/14	12/14/10-12/15/10	513

Metropolitan Life Global Funding I,
2.50%, 9/29/15	9/22/10	450

Nissan Motor Acceptance Corp.,
4.50%, 1/30/15	1/20/10	398

Pentair Finance S.A.,
1.88%, 9/15/17	9/10/12	180

Pernod-Ricard S.A.,
2.95%, 1/15/17	1/10/12-4/18/12	562

SABMiller PLC,
6.50%, 7/1/16	12/20/12	378

Samsung Electronics America, Inc.,
1.75%, 4/10/17	4/2/12-12/20/12	531

TransDigm, Inc.,
5.50%, 10/15/20	10/10/12	350

Volkswagen International Finance N.V.,
1.63%, 3/22/15	3/19/12	464

Volkswagen International Finance N.V.,
1.60%, 11/20/17	11/13/12	344

Zoetis, Inc.,
1.15%, 2/1/16	1/16/13	830

(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(4)	When-Issued Security.
(5)	At November 30, 2012, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $15,933,000 with net purchases of approximately $25,891,000 during the three months ended February 28, 2013.
(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(7)	Security pledged as collateral to cover margin requirements for open futures contracts.

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a pecentage of total net assets.

Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes, the current reset rate for floating Rate Securities, the 7-day yield for money market funds, or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security, or the next interest reset/ puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

(A)	Formerly the Short Bond Portfolio of the Northern Institutional Funds.

FIXED INCOME FUNDS    10     NORTHERN FUNDS QUARTERLY REPORT

FEBRUARY 28, 2013 (UNAUDITED)

At February 28, 2013, the credit quality distribution for the Short Bond Fund was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	24.6%
U.S. Agency	8.7
AAA	6.6
AA	4.2
A	18.4
BBB	18.3
BB	3.9
B	1.3
Not rated	0.2
Cash Equivalents	13.8

Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, Standard & Poor’s and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

At February 28, 2013, the Short Bond Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
Five Year U.S. Treasury Note	(177)	$22,014	Short	3/13	$(47)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Short Bond Fund’s investments and other financial instruments, which are carried at fair value, as of February 28, 2013:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities	$—	$20,251	(1)	$—	$20,251
Corporate Bonds	—	115,159	(1)	—	115,159
Foreign Issuer Bonds	—	24,569	(1)	—	24,569
U.S. Government Agencies	—	31,486	(1)	—	31,486
U.S. Government Obligations	—	68,553	(1)	—	68,553
Investment Companies	41,824	—		—	41,824
Short-Term Investments	—	800		—	800

Total Investments	$41,824	$260,818		$—	$302,642

OTHER FINANCIAL INSTRUMENTS
Liabilities Futures Contracts	$(47)	$—		$—	$(47)

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At February 28, 2013, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on November 30, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Federal Tax Information:

At February 28, 2013, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$300,144

Gross tax appreciation of investments	$2,711
Gross tax depreciation of investments	(213)

Net tax appreciation of investments	$2,498

NORTHERN FUNDS QUARTERLY REPORT    11     FIXED INCOME FUNDS

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended, (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive and principal financial officers of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Core Bond Fund, Short Bond Fund and U.S. Treasury Index Fund, each a series of Northern Funds

By:	/s/ Lloyd A. Wennlund
Lloyd A. Wennlund, President
(Principal Executive Officer)

Date:	April 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Lloyd A. Wennlund
Lloyd A. Wennlund, President
(Principal Executive Officer)

Date:	April 26, 2013

By:	/s/ Randal Rein
Randal Rein, Treasurer
(Principal Financial and Accounting Officer)

Date:	April 26, 2013